Income Taxes (Details) - Schedule of taxes payable - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 808,705	$ 6,654,091
Value added tax payable	1,897,087	1,971,625
Business tax payable	19,342	139,137
Withholding taxes payable		2,720
Other taxes payable	23,340	84,325
Total taxes payable	$ 2,748,474	$ 8,851,898